Debt - Schedule of Group’s Schedule of CHF Denominated Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Group’s Schedule of CHF Denominated Payments [Abstract]
2026	$ 3,151
2027	24,973
Total	$ 28,124